Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

33. FINANCIAL INSTRUMENTS

Cenovus’s financial assets and financial liabilities consist of cash and cash equivalents, accounts receivable and accrued revenues, accounts payable and accrued liabilities, risk management assets and liabilities, available for sale financial assets, long-term receivables, contingent payment, short-term borrowings and long-term debt. Risk management assets and liabilities arise from the use of derivative financial instruments.

A) Fair Value of Non-Derivative Financial Instruments

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, accounts payable and accrued liabilities, and short-term borrowings approximate their carrying amount due to the short-term maturity of these instruments.

The fair values of long-term receivables approximate their carrying amount due to the specific non-tradeable nature of these instruments.

Long-term debt is carried at amortized cost. The estimated fair values of long-term borrowings have been determined based on period-end trading prices of long-term borrowings on the secondary market (Level 2). As at December 31, 2017, the carrying value of Cenovus’s debt was $9,513 million and the fair value was $10,061 million (2016 carrying value – $6,332 million; fair value – $6,539 million).

Available for sale financial assets comprise private equity investments. These assets are carried at fair value on the Consolidated Balance Sheets in other assets. Fair value is determined based on recent private placement transactions (Level 3) when available. The following table provides a reconciliation of changes in the fair value of available for sale financial assets:

As at December 31,	2017	2016

Fair Value, Beginning of Year	35	42
Net Acquisition of Investments	3	-
Change in Fair Value (1)	(1)	(4)
Impairment Losses (2)	-	(3)
Fair Value, End of Year	37	35
(1)	Changes in fair value on available for sale financial assets are recorded in OCI.
(2)	Impairment losses on available for sale financial assets are reclassified from OCI to profit or loss.

B) Fair Value of Risk Management Assets and Liabilities

The Company’s risk management assets and liabilities consist of crude oil swaps and options, as well as condensate and interest rate swaps. Crude oil, condensate and, if entered, natural gas contracts are recorded at their estimated fair value based on the difference between the contracted price and the period-end forward price for the same commodity, using quoted market prices or the period-end forward price for the same commodity extrapolated to the end of the term of the contract (Level 2). The fair value of interest rate swaps are calculated using external valuation models which incorporate observable market data, including interest rate yield curves (Level 2).

Summary of Unrealized Risk Management Positions

	2017			2016
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net

Crude Oil	63	1,031	(968)	21	307	(286)
Interest Rate	2	20	(18)	3	8	(5)
Total Fair Value	65	1,051	(986)	24	315	(291)

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2017	2016

Level 2 – Prices Sourced From Observable Data or Market Corroboration	(986)	(291)

Prices sourced from observable data or market corroboration refers to the fair value of contracts valued in part using active quotes and in part using observable, market-corroborated data.

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

As at December 31,	2017	2016

Fair Value of Contracts, Beginning of Year	(291)	271
Fair Value of Contracts Realized During the Year (1)	200	(211)
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(929)	(343)
Unamortized Premium on Put Options	16	-
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	18	(8)
Fair Value of Contracts, End of Year	(986)	(291)
(1)	Includes a realized loss of $33 million (2016 – $58 million gain) related to the Conventional segment which is included in discontinued operations.

Financial assets and liabilities are offset only if Cenovus has the current legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. Cenovus offsets risk management assets and liabilities when the counterparty, commodity, currency and timing of settlement are the same. No additional unrealized risk management positions are subject to an enforceable master netting arrangement or similar agreement that are not otherwise offset.

The following table provides a summary of the Company’s offsetting risk management positions:

	2017			2016
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net

Recognized Risk Management Positions
Gross Amount	135	1,121	(986)	75	366	(291)
Amount Offset	(70)	(70)	-	(51)	(51)	-
Net Amount per Consolidated Financial Statements	65	1,051	(986)	24	315	(291)

The derivative liabilities do not have credit risk-related contingent features. Due to credit practices that limit transactions according to counterparties’ credit quality, the change in fair value through profit or loss attributable to changes in the credit risk of financial liabilities is immaterial.

Cenovus pledges cash collateral with respect to certain of these risk management contracts, which is not offset against the related financial liability. The amount of cash collateral required will vary daily over the life of these risk management contracts as commodity prices change. Additional cash collateral is required if, on a net basis, risk management payables exceed risk management receivables on a particular day. As at December 31, 2017, $26 million (2016 – $84 million) was pledged as collateral, of which $nil (2016 – $18 million) could have been withdrawn.

C) Fair Value of Contingent Payment

The contingent payment is carried at fair value on the Consolidated Balance Sheets. Fair value is estimated by calculating the present value of the future expected cash flows using an option pricing model (Level 3), which assumes the probability distribution for WCS is based on the volatility of WTI options, volatility of Canadian-U.S. foreign exchange rate options and WCS futures pricing, and discounted at a credit-adjusted risk-free rate of 3.3 percent. Fair value of the contingent payment has been calculated by Cenovus’s internal valuation team which consists of individuals who are knowledgeable and have experience in fair value techniques. As at December 31, 2017, the fair value of the contingent payment was estimated to be $206 million.

As at December 31, 2017, average WCS forward pricing for the remaining term of the contingent payment is US$35.51 per barrel or C$44.55 per barrel. The average volatility of WTI options and the Canadian-U.S. foreign exchange rates used to value the contingent payment was 20 percent and seven percent, respectively. Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease

WCS Forward Prices	± $5.00 per bbl	(167)	111
WTI Option Volatility	± five percent	(95)	85
U.S. to Canadian Dollar Foreign Exchange Rate Volatility	± five percent	2	(27)

D) Earnings Impact of (Gains) Losses From Risk Management Positions

For the years ended December 31,	2017	2016	2015

Realized (Gain) Loss (1)	167	(153)	(447)
Unrealized (Gain) Loss (2)	729	554	195
(Gain) Loss on Risk Management From Continuing Operations	896	401	(252)
(1)

Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates. Excludes realized risk management losses of $33 million in 2017 (2016 – $58 million gain; 2015 – $209 million gain) that were classified as discontinued operations.

(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.